Pension and Postretirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2019
Pension and Postretirement Benefit Plans [Abstract]
Reconciliation of Benefit Obligations, Fair Value of Plan Assets and Funded Status
The following tables provide a reconciliation of the changes in the plans’ benefit obligations and fair value of assets for the years ended December 31, 2019 and 2018, and a statement of the funded status:

	Pension Benefits		Postretirement Benefits
(In thousands)	2019	2018	2019	2018
Reconciliation of benefit obligations:
Benefit obligation at January 1	$13,700	$17,121	$3,305	$4,217
Service cost	104	104	-	-
Interest cost	520	553	101	117
Actuarial loss (gain)	916	(1,157)	-	(527)
Assumptions	-	-	-	(323)
Settlement/curtailment	-	(1,866)	(3,207)	-
Benefits paid	(1,023)	(1,055)	(84)	(179)
Benefit obligation at December 31	$14,217	$13,700	$115	$3,305

Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	$14,923	$17,517	$-	$-
Actual return on plan assets	2,003	327	-	-
Employer contribution	-	-	84	179
Settlement/curtailment	-	(1,866)	-	-
Benefits paid	(1,023)	(1,055)	(84)	(179)
Fair value of plan assets at December 31	$15,903	$14,923	$-	$-

Funded status:
Funded status at December 31	$1,686	$1,223	$(115)	$(3,305)
Unrecognized net actuarial loss (gain)	1,827	2,416	(54)	(1,929)
Net amount recognized	$3,513	$3,639	$(169)	$(5,234)

Asset Allocation and Plan Assets Measured at Fair Value on a Recurring Basis
The asset allocation for Turning Point’s defined benefit plan, by asset category, follows:

	Target Allocation	Percentage of Plan Assets at December 31,
	2020	2019	2018
Asset category:
Debt securities	100.0%	88.5%	84.8%
Cash	0.0%	11.5%	15.2%
Total	100.0%	100.0%	100.0%

The table below presents the balances of the plan’s assets measured at fair value on a recurring basis by level within the fair value hierarchy:

(In thousands)	Total	Level 1	Level 2	Level 3
December 31, 2019
Pooled separate accounts	$14,079	$-	$14,079	$-
Guaranteed deposit account	1,824	-	-	1,824
Total assets at fair value at end of period	$15,903	$-	$14,079	$1,824

December 31, 2018
Pooled separate accounts	$12,658	$-	$12,658	$-
Guaranteed deposit account	2,265	-	-	2,265
Total assets at fair value at end of period	$14,923	$-	$12,658	$2,265

Changes in Fair Value of Guaranteed Deposit Account
The table below sets forth a summary of changes in the fair value of the Guaranteed Deposit Account:

(In thousands)	Guaranteed Deposit Account
Balance at December 31, 2017	$4,721
Total gains (losses), realized/unrealized
Return on plan assets	81
Purchases, sales, and settlements, net	(2,537)
Balance at December 31, 2018	2,265
Total gains (losses), realized/unrealized
Return on plan assets	45
Purchases, sales, and settlements, net	(486)
Balance at December 31, 2019	$1,824

Amounts Recognized in Consolidated Balance Sheets
The following table provides the amounts recognized in the consolidated balance sheets as of December 31:

	Pension Benefits		Postretirement Benefits
(In thousands)	2019	2018	2019	2018
Prepaid asset	$1,686	$1,223	$-	$-
Accrued benefit cost	-	-	(115)	(3,305)
Accumulated other comprehensive loss, unrecognized net gain (loss)	1,827	2,416	(54)	(1,929)
Total	$3,513	$3,639	$(169)	$(5,234)

Net Periodic Benefit Costs
The following table provides the components of net periodic pension and postretirement benefit costs and total costs for the plans for the years ended December 31:

	Pension Benefits		Postretirement Benefits
(In thousands)	2019	2018	2019	2018
Service cost	$104	$104	$-	$-
Interest cost	520	553	101	117
Expected return on plan assets	(645)	(949)	-	-
Amortization of (gains) losses	147	186	(169)	(81)
Curtailment loss (gain)	-	306	(4,915)	-
Net periodic benefit cost	$126	$200	$(4,983)	$36

Weighted Average Assumptions
The weighted average assumptions used in the measurement of Turning Point’s benefit obligation are as follows:

	Pension Benefits		Postretirement Benefits
	2019	2018	2018
Discount rate	3.00%	4.00%	4.25%

The weighted average assumptions used to determine net periodic pension and postretirement costs are as follows:

	Pension Benefits		Postretirement Benefits
	2019	2018	2018
Discount rate	4.0%	3.8%	3.3%
Expected return on plan assets	4.5%	6.0%	0.0%

Expected Future Benefit Payments
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Period	Pension Benefits (in thousands)
2020	$1,036
2021	1,028
2022	1,003
2023	994
2024	964
2025-2029	4,489